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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 22.0%
Hotels, Restaurants & Leisure – 11.5%
Las Vegas Sands Corp. (a)	13,318	910,285
Station Casinos, Inc.	20,160	1,165,853
Wynn Resorts Ltd. (a)	11,952	812,856
Hotels, Restaurants & Leisure Total		2,888,994
Media – 5.2%
Cablevision Systems Corp., Class A	29,217	663,518
Comcast Corp., Class A (a)	17,265	636,215
Media Total		1,299,733
Multi-Line Retail – 3.7%
Nordstrom, Inc.	21,563	912,115
Multi-Line Retail Total		912,115
Specialty Retail – 1.0%
Gymboree Corp. (a)	5,929	250,085
Specialty Retail Total		250,085
Textiles, Apparel & Luxury Goods – 0.6%
True Religion Apparel, Inc. (a)	7,515	158,642
Textiles, Apparel & Luxury Goods Total		158,642
CONSUMER DISCRETIONARY TOTAL		5,509,569
CONSUMER STAPLES – 5.1%
Beverages – 3.0%
Heineken Holding NV	19,472	765,298
Beverages Total		765,298
Food Products – 1.5%
Hershey Co.	7,084	378,640
Food Products Total		378,640
Personal Products – 0.6%
Bare Escentuals, Inc. (a)	5,255	142,673
Personal Products Total		142,673
CONSUMER STAPLES TOTAL		1,286,611
FINANCIALS – 32.9%
Capital Markets – 11.4%
Evercore Partners, Inc., Class A (a)	2,722	78,394
Franklin Resources, Inc.	3,671	388,208
Goldman Sachs Group, Inc.	4,589	776,321
Jefferies Group, Inc.	12,976	369,816

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
UBS AG, Registered Shares	20,869	1,246,704
Capital Markets Total		2,859,443
Commercial Banks – 6.6%
Banco Itau Holding Financeira SA, ADR	17,229	516,870
China Merchants Bank Co., Ltd. (a)	11,000	15,503
Erste Bank der Oesterreichischen Sparkassen AG	5,986	372,341
Wells Fargo & Co.	20,701	748,962
Commercial Banks Total		1,653,676
Insurance – 3.0%
Genworth Financial, Inc., Class A	21,449	750,930
Insurance Total		750,930
Real Estate Investment Trusts (REITs) – 6.7%
Crystal River Capital, Inc. (b)	11,719	260,045
Government Properties Trust, Inc., REIT	13,428	121,120
KKR Financial Corp., REIT	28,677	703,733
ProLogis, REIT	6,715	383,158
Redwood Trust, Inc.	4,591	231,249
Real Estate Investment Trusts (REITs) Total		1,699,305
Real Estate Management & Development – 5.2%
CB Richard Ellis Group, Inc., Class A (a)	16,446	404,572
St. Joe Co.	16,367	898,057
Real Estate Management & Development Total		1,302,629
FINANCIALS TOTAL		8,265,983
HEALTH CARE – 17.3%
Biotechnology – 9.9%
Amylin Pharmaceuticals, Inc. (a)	25,038	1,103,425
Genentech, Inc. (a)	6,544	541,189
Genzyme Corp. (a)	12,615	851,134
Biotechnology Total		2,495,748
Health Care Providers & Services – 4.9%
UnitedHealth Group, Inc.	25,181	1,238,905
Health Care Providers & Services Total		1,238,905
Life Sciences Tools & Services – 0.5%
Diversa Corp. (a)	14,624	117,284
Life Sciences Tools & Services Total		117,284

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.0%
Roche Holding AG, Genusschein Shares	2,844	492,001
Pharmaceuticals Total		492,001
HEALTH CARE TOTAL		4,343,938
INDUSTRIALS – 14.8%
Aerospace & Defense – 9.0%
DRS Technologies, Inc.	15,490	676,448
General Dynamics Corp.	11,612	832,232
United Technologies Corp.	11,701	741,258
Aerospace & Defense Total		2,249,938
Machinery – 1.5%
American Railcar Industries, Inc.	12,561	365,651
Machinery Total		365,651
Road & Rail – 4.3%
Burlington Northern Santa Fe Corp.	10,767	790,728
Genesee & Wyoming, Inc., Class A (a)	12,708	295,080
Road & Rail Total		1,085,808
INDUSTRIALS TOTAL		3,701,397
INFORMATION TECHNOLOGY – 7.5%
Communications Equipment – 3.9%
Cisco Systems, Inc. (a)	42,811	984,653
Communications Equipment Total		984,653
Internet Software & Services – 0.6%
Akamai Technologies, Inc. (a)	3,039	151,919
Internet Software & Services Total		151,919
Semiconductors & Semiconductor Equipment – 3.0%
Texas Instruments, Inc.	22,636	752,647
Semiconductors & Semiconductor Equipment Total		752,647
INFORMATION TECHNOLOGY TOTAL		1,889,219
Total Common Stocks (cost of $21,541,888)		24,996,717

	Par ($)
Short-Term Obligation – 1.4%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.20%, collateralized by a FNMA bond maturing 09/26/36, market value of $350,438 (repurchase proceeds $341,148)	341,000	341,000

Total Short-Term Obligation (cost of $341,000)		341,000

3

Total Investments – 101.0% (cost of $21,882,888)(c)(d)	25,337,717

Other Assets & Liabilities, Net – (1.0)%	(248,244)

Net Assets – 100.0%	25,089,473

Notes to Investment Portfolio:

*	Security Valuation:

Securities, including futures contracts and securities of certain investment companies, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded.  Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of this security, which is not illiquid, represents 1.0% of net assets.

(c)	Cost for federal income tax purposes is $21,882,888.
(d)	Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$3,853,852	$(399,023)	$3,454,829

Acronym	Name

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association

4

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 97.0%
CONSUMER DISCRETIONARY – 26.6%
Automobiles – 3.5%
Toyota Motor Corp., ADR	62,553	6,812,022
Automobiles Total		6,812,022
Hotels, Restaurants & Leisure – 12.2%
Four Seasons Hotels, Inc.	47,167	3,011,613
Las Vegas Sands Corp. (a)	81,066	5,540,861
MGM Mirage (a)	129,323	5,106,965
Starbucks Corp. (a)	142,391	4,848,414
Wynn Resorts Ltd. (a)	75,817	5,156,314
Hotels, Restaurants & Leisure Total		23,664,167
Household Durables – 2.0%
Lennar Corp., Class A	84,626	3,829,326
Household Durables Total		3,829,326
Media – 4.1%
Comcast Corp., Class A (a)	218,329	8,045,424
Media Total		8,045,424
Multi-Line Retail – 1.8%
Target Corp.	65,012	3,591,913
Multi-Line Retail Total		3,591,913
Specialty Retail – 3.0%
Lowe’s Companies, Inc.	206,942	5,806,792
Specialty Retail Total		5,806,792
CONSUMER DISCRETIONARY TOTAL		51,749,644
CONSUMER STAPLES – 6.2%
Beverages – 1.5%
PepsiCo, Inc.	44,348	2,894,150
Beverages Total		2,894,150
Household Products – 4.7%
Procter & Gamble Co.	148,807	9,223,058
Household Products Total		9,223,058
CONSUMER STAPLES TOTAL		12,117,208
ENERGY – 3.3%
Energy Equipment & Services – 3.3%
Halliburton Co.	21,330	606,838

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
Schlumberger Ltd.	91,930	5,702,418
Energy Equipment & Services Total		6,309,256
ENERGY TOTAL		6,309,256
FINANCIALS – 20.2%
Capital Markets – 13.9%
Goldman Sachs Group, Inc.	61,924	10,475,683
Lehman Brothers Holdings, Inc.	88,655	6,548,058
UBS AG, Registered Shares	167,438	9,930,748
Capital Markets Total		26,954,489
Commercial Banks – 3.0%
Wells Fargo & Co.	161,797	5,853,815
Commercial Banks Total		5,853,815
Insurance – 2.5%
Genworth Financial, Inc., Class A	139,150	4,871,642
Insurance Total		4,871,642
Real Estate Investment Trusts (REITs) – 0.8%
ProLogis, REIT	27,984	1,596,767
Real Estate Investment Trusts (REITs) Total		1,596,767
FINANCIALS TOTAL		39,276,713
HEALTH CARE – 16.3%
Biotechnology – 8.2%
Genentech, Inc. (a)	147,746	12,218,594
Genzyme Corp. (a)	53,492	3,609,106
Biotechnology Total		15,827,700
Health Care Providers & Services – 8.1%
UnitedHealth Group, Inc.	319,600	15,724,320
Health Care Providers & Services Total		15,724,320
HEALTH CARE TOTAL		31,552,020
INDUSTRIALS – 15.8%
Aerospace & Defense – 3.9%
Lockheed Martin Corp.	67,944	5,847,261
United Technologies Corp.	26,454	1,675,861
Aerospace & Defense Total		7,523,122
Air Freight & Logistics – 3.9%
FedEx Corp.	70,362	7,646,942
Air Freight & Logistics Total		7,646,942

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.0%
Caterpillar, Inc.	59,525	3,916,745
Machinery Total		3,916,745
Road & Rail – 6.0%
Burlington Northern Santa Fe Corp.	94,013	6,904,315
Union Pacific Corp.	53,174	4,679,312
Road & Rail Total		11,583,627
INDUSTRIALS TOTAL		30,670,436
INFORMATION TECHNOLOGY – 8.6%
Communications Equipment – 4.2%
Cisco Systems, Inc. (a)	210,238	4,835,474
Motorola, Inc.	134,494	3,362,350
Communications Equipment Total		8,197,824
Semiconductors & Semiconductor Equipment – 4.4%
Advanced Micro Devices, Inc. (a)	110,343	2,742,023
Texas Instruments, Inc.	175,551	5,837,071
Semiconductors & Semiconductor Equipment Total		8,579,094
INFORMATION TECHNOLOGY TOTAL		16,776,918
Total Common Stocks (cost of $145,806,764)		188,452,195

	Par ($)
Short-Term Obligation – 3.4%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.20%, collateralized by a FNMA bond maturing 09/26/36, market value of $6,788,475 (repurchase proceeds $6,655,883)	6,653,000	6,653,000

Total Short-Term Obligation (cost of $6,653,000)		6,653,000

Total Investments – 100.4% (cost of $152,459,764)(b)(c)		195,105,195

Other Assets & Liabilities, Net – (0.4)%		(793,163)

Net Assets – 100.0%		194,312,032

Notes to Investment Portfolio:

*	Security Valuation:

Securities, (including futures contracts and securities of certain investment companies,) traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded.  Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $152,459,764.
(c)	Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

3

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$43,759,808	$(1,114,377)	$42,645,431

Acronym	Name

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association

4

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 91.0%
CONSUMER DISCRETIONARY – 19.7%
Automobiles – 1.4%
Toyota Motor Corp., ADR	51,152	5,570,453
Automobiles Total		5,570,453
Hotels, Restaurants & Leisure – 9.9%
Four Seasons Hotels, Inc.	24,309	1,552,130
Las Vegas Sands Corp. (a)	148,916	10,178,408
MGM Mirage (a)	208,775	8,244,525
Starbucks Corp. (a)	184,402	6,278,888
Station Casinos, Inc.	83,274	4,815,735
Wynn Resorts Ltd. (a)	40,205	2,734,342
Yum! Brands, Inc.	104,337	5,430,741
Hotels, Restaurants & Leisure Total		39,234,769
Household Durables – 2.5%
KB Home	114,897	5,032,488
Lennar Corp., Class A	106,755	4,830,664
Household Durables Total		9,863,152
Media – 3.7%
Comcast Corp., Class A (a)	401,935	14,811,305
Media Total		14,811,305
Specialty Retail – 2.2%
Lowe’s Companies, Inc.	310,228	8,704,998
Specialty Retail Total		8,704,998
CONSUMER DISCRETIONARY TOTAL		78,184,677
CONSUMER STAPLES – 7.1%
Beverages – 1.3%
Heineken NV, ADR	156,390	3,573,512
PepsiCo, Inc.	27,401	1,788,189
Beverages Total		5,361,701
Food & Staples Retailing – 0.2%
Walgreen Co.	22,260	988,121
Food & Staples Retailing Total		988,121
Food Products – 1.5%
Archer-Daniels-Midland Co.	154,505	5,852,650
Food Products Total		5,852,650

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 4.1%
Procter & Gamble Co.	260,139	16,123,415
Household Products Total		16,123,415
CONSUMER STAPLES TOTAL		28,325,887
ENERGY – 3.5%
Energy Equipment & Services – 2.6%
Halliburton Co.	43,494	1,237,404
Schlumberger Ltd.	146,458	9,084,790
Energy Equipment & Services Total		10,322,194
Oil, Gas & Consumable Fuels – 0.9%
Peabody Energy Corp.	95,106	3,497,999
Oil, Gas & Consumable Fuels Total		3,497,999
ENERGY TOTAL		13,820,193
FINANCIALS – 17.6%
Capital Markets – 12.7%
Goldman Sachs Group, Inc.	118,925	20,118,542
Lehman Brothers Holdings, Inc.	178,297	13,169,017
UBS AG, Registered Shares	286,993	17,021,555
Capital Markets Total		50,309,114
Commercial Banks – 2.8%
Wells Fargo & Co.	308,174	11,149,735
Commercial Banks Total		11,149,735
Insurance – 1.2%
Genworth Financial, Inc., Class A	140,809	4,929,723
Insurance Total		4,929,723
Real Estate Management & Development – 0.9%
St. Joe Co.	65,497	3,593,820
Real Estate Management & Development Total		3,593,820
FINANCIALS TOTAL		69,982,392
HEALTH CARE – 15.5%
Biotechnology – 7.4%
Amylin Pharmaceuticals, Inc. (a)	112,667	4,965,235
Genentech, Inc. (a)	219,515	18,153,890
Genzyme Corp. (a)	96,082	6,482,653
Biotechnology Total		29,601,778
Health Care Providers & Services – 6.9%
Quest Diagnostics, Inc.	52,246	3,195,365
UnitedHealth Group, Inc.	491,395	24,176,634
Health Care Providers & Services Total		27,371,999

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 1.2%
Abbott Laboratories	95,305	4,628,011
Pharmaceuticals Total		4,628,011
HEALTH CARE TOTAL		61,601,788
INDUSTRIALS – 17.5%
Aerospace & Defense – 7.3%
General Dynamics Corp.	159,361	11,421,403
Lockheed Martin Corp.	131,600	11,325,496
United Technologies Corp.	97,626	6,184,607
Aerospace & Defense Total		28,931,506
Air Freight & Logistics – 2.3%
FedEx Corp.	84,885	9,225,302
Air Freight & Logistics Total		9,225,302
Machinery – 1.8%
Caterpillar, Inc.	109,728	7,220,102
Machinery Total		7,220,102
Road & Rail – 6.1%
Burlington Northern Santa Fe Corp.	191,089	14,033,576
Union Pacific Corp.	113,455	9,984,040
Road & Rail Total		24,017,616
INDUSTRIALS TOTAL		69,394,526
INFORMATION TECHNOLOGY – 5.6%
Communications Equipment – 3.8%
Cisco Systems, Inc. (a)	245,784	5,653,032
Motorola, Inc.	369,568	9,239,200
Communications Equipment Total		14,892,232
Computers & Peripherals – 0.0%
Seagate Technology, Inc., Escrow Shares (b)	4,500	45
Computers & Peripherals Total		45
Semiconductors & Semiconductor Equipment – 1.8%
Texas Instruments, Inc.	218,172	7,254,219
Semiconductors & Semiconductor Equipment Total		7,254,219
INFORMATION TECHNOLOGY TOTAL		22,146,496
MATERIALS – 2.0%
Chemicals – 2.0%
Monsanto Co.	151,095	7,102,976

3

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Praxair, Inc.	15,824	936,148
Chemicals Total		8,039,124
MATERIALS TOTAL		8,039,124
TELECOMMUNICATION SERVICES – 2.5%
Wireless Telecommunication Services – 2.5%
America Movil SA de CV, ADR	249,631	9,827,972
Wireless Telecommunication Services Total		9,827,972
TELECOMMUNICATION SERVICES TOTAL		9,827,972
Total Common Stocks (cost of $316,203,410)		361,323,055

	Par ($)
Short-Term Obligation – 7.0%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.20%, collateralized by a FNMA bond maturing 09/26/36, market value of $28,360,406 (repurchase proceeds $27,815,048)	27,803,000	27,803,000

Total Short-Term Obligation (cost of $27,803,000)		27,803,000

Total Investments – 98.0% (cost of $344,006,410)(c)(d)		389,126,055

Other Assets & Liabilities, Net – 2.0%		8,001,527

Net Assets – 100.0%		397,127,582

Notes to Investment Portfolio:

*	Security Valuation:

Securities, including futures contracts and securities of certain investment companies, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded.  Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $344,006,410.
(d)	Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$50,057,099	$(4,937,454)	$45,119,645

4

Acronym	Name

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association

5

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia Marsico Mid Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 80.8%
CONSUMER DISCRETIONARY – 24.7%
Hotels, Restaurants & Leisure – 8.8%
Boyd Gaming Corp.	65,155	2,504,558
Las Vegas Sands Corp. (a)	25,983	1,775,938
Wynn Resorts Ltd. (a)	17,224	1,171,405
Hotels, Restaurants & Leisure Total		5,451,901

Multi-Line Retail – 3.9%
Nordstrom, Inc.	58,021	2,454,288
Multi-Line Retail Total		2,454,288
Textiles, Apparel & Luxury Goods – 12.0%
Carter’s, Inc. (a)	77,913	2,056,124
Coach, Inc. (a)	59,994	2,063,794
Polo Ralph Lauren Corp.	51,192	3,311,610
Textiles, Apparel & Luxury Goods Total		7,431,528
CONSUMER DISCRETIONARY TOTAL		15,337,717
CONSUMER STAPLES – 1.8%
Food Products – 1.8%
Hershey Co.	21,365	1,141,959
Food Products Total		1,141,959
CONSUMER STAPLES TOTAL		1,141,959
ENERGY – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
Peabody Energy Corp.	19,208	706,470
Oil, Gas & Consumable Fuels Total		706,470
ENERGY TOTAL		706,470
FINANCIALS – 15.2%
Capital Markets – 8.3%
Bear Stearns Companies, Inc.	17,535	2,456,654
Franklin Resources, Inc.	13,479	1,425,404
Investors Financial Services Corp.	29,681	1,278,657
Capital Markets Total		5,160,715
Commercial Banks – 3.0%
Uniao de Bancos Brasileiros SA, ADR	25,387	1,878,638
Commercial Banks Total		1,878,638
Real Estate Investment Trusts (REITs) – 1.3%
Crystal River Capital, REIT (b)(c)	36,316	805,852
Real Estate Investment Trusts (REITs) Total		805,852

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 2.6%
St. Joe Co.	29,467	1,616,855
Real Estate Management & Development Total		1,616,855
FINANCIALS TOTAL		9,462,060
HEALTH CARE – 15.7%
Biotechnology – 7.4%
Amylin Pharmaceuticals, Inc. (a)	63,233	2,786,678
Genzyme Corp. (a)	26,774	1,806,442
Biotechnology Total		4,593,120
Health Care Equipment & Supplies – 2.0%
Kyphon, Inc. (a)	32,618	1,220,565
Health Care Equipment & Supplies Total		1,220,565
Health Care Providers & Services – 6.3%
Humana, Inc. (a)	59,453	3,929,249
Health Care Providers & Services Total		3,929,249
HEALTH CARE TOTAL		9,742,934
INDUSTRIALS – 14.0%
Aerospace & Defense – 6.3%
Alliant Techsystems, Inc. (a)	24,551	1,990,104
Precision Castparts Corp.	31,004	1,958,213
Aerospace & Defense Total		3,948,317
Air Freight & Logistics – 3.3%
Expeditors International of Washington, Inc.	45,452	2,026,250
Air Freight & Logistics Total		2,026,250
Industrial Conglomerates – 3.4%
McDermott International, Inc. (a)	50,103	2,094,305
Industrial Conglomerates Total		2,094,305
Machinery – 1.0%
Joy Global, Inc.	16,618	625,003
Machinery Total		625,003
INDUSTRIALS TOTAL		8,693,875
INFORMATION TECHNOLOGY – 3.2%
Internet Software & Services – 3.2%
Akamai Technologies, Inc. (a)	39,105	1,954,859
Internet Software & Services Total		1,954,859
INFORMATION TECHNOLOGY TOTAL		1,954,859

2

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – 5.1%
Wireless Telecommunication Services – 5.1%
Leap Wireless International, Inc. (a)	65,279	3,165,379
Wireless Telecommunication Services Total		3,165,379
TELECOMMUNICATION SERVICES TOTAL		3,165,379

Total Common Stocks (cost of $42,155,471)		50,205,253

	Par ($)
Short-Term Obligation – 19.3%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a FNMA Bond maturing 09/26/36, market value of $12,270,319 (repurchase proceeds $12,030,211) (cost of $12,025,000)	12,025,000	12,025,000

Total Short-Term Obligation (cost of $12,025,000)		12,025,000

Total Investments – 100.1% (cost of $54,180,471)(d)(e)		62,230,253

Other Assets & Liabilities, Net – (0.1)%		(92,567)

Net Assets – 100.0%		62,137,686

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of this security, which is not illiquid, represents 1.3% of net assets.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(d)	Cost for federal income tax purposes is $54,180,471.

(e)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

3

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$8,966,172	$(916,390)	$8,049,782

Acronym	Name

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

4

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 94.3%
CONSUMER DISCRETIONARY – 17.2%
Auto Components – 3.4%
Continental AG	90,435	10,472,357
Auto Components Total		10,472,357
Automobiles – 2.0%
Toyota Motor Corp.	112,000	6,098,378
Automobiles Total		6,098,378
Hotels, Restaurants & Leisure – 1.4%
Shangri-La Asia Ltd.	1,968,878	4,346,491
Hotels, Restaurants & Leisure Total		4,346,491
Household Durables – 0.5%
Gafisa SA (a)	126,332	1,629,772
Household Durables Total		1,629,772
Leisure Equipment & Products – 1.9%
Sega Sammy Holdings, Inc.	181,499	5,826,221
Leisure Equipment & Products Total		5,826,221
Media – 0.9%
JC Decaux SA	110,196	2,975,435
Media Total		2,975,435
Specialty Retail – 4.7%
Carphone Warehouse Group PLC	545,480	3,132,563
Esprit Holdings Ltd.	788,000	7,144,663
Yamada Denki Co., Ltd.	44,100	4,440,215
Specialty Retail Total		14,717,441
Textiles, Apparel & Luxury Goods – 2.4%
LVMH Moet Hennessy Louis Vuitton SA	72,176	7,424,540
Textiles, Apparel & Luxury Goods Total		7,424,540
CONSUMER DISCRETIONARY TOTAL		53,490,635
CONSUMER STAPLES – 11.6%
Beverages – 2.9%
Diageo PLC	508,120	8,969,948
Beverages Total		8,969,948
Food & Staples Retailing – 4.0%
Seiyu Ltd. (a)	673,000	1,121,437
Shoppers Drug Mart Corp.	137,064	5,599,054
Tesco PLC	852,964	5,744,772
Food & Staples Retailing Total		12,465,263

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 2.6%
Nestle SA, Registered Shares	23,343	8,134,966
Food Products Total		8,134,966
Household Products – 2.1%
Reckitt Benckiser PLC	162,316	6,723,138
Household Products Total		6,723,138
CONSUMER STAPLES TOTAL		36,293,315
ENERGY – 3.2%
Energy Equipment & Services – 1.3%
Acergy SA (a)	245,912	4,197,334
Energy Equipment & Services Total		4,197,334
Oil, Gas & Consumable Fuels – 1.9%
BP PLC	263,479	2,879,596
CNOOC Ltd., ADR	35,181	2,930,226
Oil, Gas & Consumable Fuels Total		5,809,822
ENERGY TOTAL		10,007,156
FINANCIALS – 25.1%
Capital Markets – 7.6%
Macquarie Bank Ltd.	52,592	2,706,860
Man Group Plc	735,252	6,159,009
Nomura Holdings, Inc.	98,900	1,738,010
UBS AG, Registered Shares	221,741	13,246,697
Capital Markets Total		23,850,576
Commercial Banks – 10.1%
Banca Intesa S.p.A.	698,750	4,594,721
DBS Group Holdings Ltd.	618,000	7,469,101
Erste Bank der Oesterreichischen Sparkassen AG	48,453	3,013,871
ICICI Bank Ltd., ADR	102,236	3,139,668
Mitsui Trust Holdings, Inc.	353,000	4,032,284
Sanpaolo IMI S.p.A.	212,816	4,488,206
Uniao de Bancos Brasileiros SA, ADR	63,116	4,670,584
Commercial Banks Total		31,408,435
Consumer Finance – 1.7%
Credit Saison Co., Ltd.	124,700	5,271,956
Consumer Finance Total		5,271,956
Diversified Financial Services – 1.4%
ING Groep NV	103,667	4,549,011
Diversified Financial Services Total		4,549,011

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 2.5%
CapitaLand Ltd.	967,000	3,073,721
Sumitomo Realty & Development Co., Ltd.	159,000	4,687,960
Real Estate Management & Development Total		7,761,681
Thrifts & Mortgage Finance – 1.8%
Hypo Real Estate Holding AG	88,451	5,510,956
Thrifts & Mortgage Finance Total		5,510,956
FINANCIALS TOTAL		78,352,615
HEALTH CARE – 5.1%
Biotechnology – 1.0%
CSL Ltd.	77,690	3,122,544
Biotechnology Total		3,122,544
Pharmaceuticals – 4.1%
Roche Holding AG, Genusschein Shares	73,677	12,745,824
Pharmaceuticals Total		12,745,824
HEALTH CARE TOTAL		15,868,368
INDUSTRIALS – 10.0%
Aerospace & Defense – 3.2%
BAE Systems PLC	1,340,507	9,910,834
Aerospace & Defense Total		9,910,834
Building Products – 0.7%
Daikin Industries Ltd.	73,768	2,190,781
Building Products Total		2,190,781
Electrical Equipment – 1.7%
ABB Ltd.	391,111	5,134,245
Electrical Equipment Total		5,134,245
Machinery – 1.8%
Vallourec	24,762	5,756,266
Machinery Total		5,756,266
Road & Rail – 1.0%
Canadian National Railway Co.	73,559	3,085,064
Road & Rail Total		3,085,064

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 1.6%
Marubeni Corp.	1,000,000	4,999,396
Trading Companies & Distributors Total		4,999,396
INDUSTRIALS TOTAL		31,076,586
INFORMATION TECHNOLOGY – 7.6%
Communications Equipment – 2.0%
Telefonaktiebolaget LM Ericsson, ADR	176,537	6,081,700
Communications Equipment Total		6,081,700
Electronic Equipment & Instruments – 1.5%
Nippon Electric Glass Co., Ltd.	215,000	4,764,253
Electronic Equipment & Instruments Total		4,764,253
Semiconductors & Semiconductor Equipment – 4.1%
Advantest Corp.	35,300	1,743,115
Samsung Electronics Co., Ltd.	12,870	9,063,225
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	216,356	2,077,017
Semiconductors & Semiconductor Equipment Total		12,883,357
INFORMATION TECHNOLOGY TOTAL		23,729,310
MATERIALS – 8.6%
Chemicals – 6.4%
Lonza Group AG, Registered Shares	112,665	7,796,318
Syngenta AG	80,573	12,146,840
Chemicals Total		19,943,158

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 2.2%
Cemex SA de CV, ADR COP(a)	226,197	6,804,006
Construction Materials Total		6,804,006
MATERIALS TOTAL		26,747,164
TELECOMMUNICATION SERVICES – 2.7%
Wireless Telecommunication Services – 2.7%
America Movil SA de CV, ADR	215,526	8,485,259
Wireless Telecommunication Services Total		8,485,259
TELECOMMUNICATION SERVICES TOTAL		8,485,259
UTILITIES – 3.2%
Multi-Utilities – 3.2%
Veolia Environnement	165,040	9,954,710
Multi-Utilities Total		9,954,710
UTILITIES TOTAL		9,954,710
Total Common Stocks (cost of $249,190,901)		294,005,118

	Par ($)
Short-Term Obligation – 4.8%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by an FHLMC Obligation maturing 09/15/10, market value of $15,265,170 (repurchase proceeds $14,968,484)	14,962,000	14,962,000

Total Short-Term Obligation (cost of $14,962,000)		14,962,000

5

Total Investments – 99.1% (cost of $264,152,901)(b)(c)	308,967,118

Other Assets & Liabilities, Net – 0.9%	2,872,741

Net Assets – 100.0%	311,839,859

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $264,152,901.
(c)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$47,503,606	$(2,689,389)	$44,814,217

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corporation

6

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 84.7%
BASIC MATERIALS – 7.8%
Chemicals – 3.4%
Airgas, Inc.
	9.125% 10/01/11	1,900,000	1,986,697
EquiStar Chemicals LP
	7.550% 02/15/26	250,000	231,250
	10.125% 09/01/08	785,000	831,119
	10.625% 05/01/11	1,520,000	1,630,200
IMC Global, Inc.
	10.875% 06/01/08	90,000	95,962
	10.875% 08/01/13	440,000	490,600
	11.250% 06/01/11	300,000	316,875
Lyondell Chemical Co.
	9.500% 12/15/08	68,000	69,955
Millennium America, Inc.
	7.625% 11/15/26	205,000	179,375
NOVA Chemicals Corp.
	8.405% 11/15/13(a)	390,000	397,800
Phibro Animal Health Corp.
	10.000% 08/01/13(b)	910,000	923,650
Terra Capital, Inc.
	12.875% 10/15/08	1,880,000	2,100,900
Chemicals Total			9,254,383
Forest Products & Paper – 2.9%
Abitibi-Consolidated, Inc.
	8.850% 08/01/30	160,000	134,400
Bowater Canada Finance
	7.950% 11/15/11	95,000	90,725
Bowater, Inc.
	9.375% 12/15/21	1,195,000	1,171,100
	9.500% 10/15/12	10,000	10,150
Georgia-Pacific Corp.
	7.250% 06/01/28	130,000	121,550
	7.375% 12/01/25	155,000	146,475
	7.750% 11/15/29	280,000	268,800
	8.000% 01/15/24	3,255,000	3,206,175
	8.875% 05/15/31	585,000	608,400
P.H. Glatfelter
	7.125% 05/01/16(b)	320,000	312,028
Smurfit Capital Funding PLC Ltd.
	7.500% 11/20/25	1,788,000	1,671,780

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Tembec Industries, Inc.
	7.750% 03/15/12	270,000	136,350
	8.500% 02/01/11	15,000	7,800
Forest Products & Paper Total			7,885,733
Iron/Steel – 1.2%
Allegheny Ludlum Corp.
	6.950% 12/15/25	300,000	304,500
Allegheny Technologies, Inc.
	8.375% 12/15/11	1,635,000	1,720,838
UCAR Finance, Inc.
	10.250% 02/15/12	245,000	257,250
United States Steel Corp.
	9.750% 05/15/10	770,000	821,975
United States Steel LLC
	10.750% 08/01/08	180,000	194,625
Iron/Steel Total			3,299,188
Metals & Mining – 0.3%
FMG Finance Ltd.
	10.000% 09/01/13(b)	415,000	394,250
	10.625% 09/01/16(b)	415,000	398,400
Metals & Mining Total			792,650
BASIC MATERIALS TOTAL			21,231,954
COMMUNICATIONS – 17.1%
Internet – 0.0%
Globix Corp.
	PIK,
	11.000% 05/01/08(b)(c)	33,337	33,337
Internet Total			33,337
Media – 8.1%
CanWest Media, Inc.
	8.000% 09/15/12	1,546,648	1,527,315
Dex Media East LLC
	12.125% 11/15/12	120,000	133,950
Dex Media West LLC
	9.875% 08/15/13	1,640,000	1,771,200
Houghton Mifflin Co.
	7.200% 03/15/11	325,000	329,063
ION Media Networks, Inc.
	8.757% 01/15/12(a)(b)	505,000	508,788

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
	11.757% 01/15/13(a)(b)		2,320,000	2,337,400
Lamar Media Corp.
	7.250% 01/01/13		3,325,000	3,345,781
Medianews Group, Inc.
	6.875% 10/01/13		110,000	101,750
Morris Publishing Group LLC
	7.000% 08/01/13		1,480,000	1,398,600
Nielsen Finance LLC
	8.190% 08/04/13(a)		1,865,000	1,858,267
	10.000% 08/01/14(b)		315,000	325,631
Quebecor Media, Inc.
	7.750% 03/15/16		2,160,000	2,162,700
R.H. Donnelley Finance Corp.
	10.875% 12/15/12		1,345,000	1,479,500
	10.875% 12/15/12(b)		585,000	643,500
Rogers Cable, Inc.
	6.250% 06/15/13(d)		750,000	740,625
	7.875% 05/01/12		1,590,000	1,697,325
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	365,000	351,850
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	USD	650,000	677,625
Sun Media Corp.
	7.625% 02/15/13		275,000	277,750
Videotron Ltee
	6.375% 12/15/15		170,000	161,075
Ziff Davis Media, Inc.
	11.489% 05/01/12(a)		280,000	270,200
Media Total				22,099,895
Telecommunication Services – 9.0%
Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125% 06/15/13		770,000	818,125
Colo.Com, Inc.
	13.875% 03/15/10(b)(e)(f)(g)		103,096	—
Dobson Cellular Systems, Inc.
	8.375% 11/01/11		80,000	83,100
	8.375% 11/01/11(b)		1,615,000	1,677,581
	9.875% 11/01/12		135,000	144,788
GCI, Inc.
	7.250% 02/15/14		945,000	911,925

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Inmarsat Finance II PLC
	(h)11/15/12 (10.375% 11/15/08)	460,000	407,100
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	650,000	658,125
Loral Cyberstar, Inc.
	10.000% 07/15/06(e)(f)	81,000	—
Lucent Technologies, Inc.
	5.500% 11/15/08	180,000	177,300
	6.450% 03/15/29	5,440,000	4,841,600
	6.500% 01/15/28	80,000	71,200
Millicom International Cellular SA
	10.000% 12/01/13	655,000	703,306
Nortel Networks Ltd.
	10.750% 07/15/16(b)	1,105,000	1,182,350
PanAmSat Corp.
	9.000% 08/15/14	385,000	397,513
	9.000% 06/15/16(b)	730,000	751,900
Qwest Communications International, Inc.
	7.250% 02/15/11	1,395,000	1,395,000
Qwest Corp.
	5.625% 11/15/08	1,420,000	1,409,350
	6.950% 06/30/10(c)(d)(i)	350,000	353,941
	7.200% 11/10/26	2,885,000	2,769,600
	7.250% 09/15/25	220,000	213,125
	8.875% 03/15/12	2,305,000	2,515,331
	8.875% 06/01/31	715,000	745,387
Rogers Cantel, Inc.
	9.750% 06/01/16	185,000	232,175
Rogers Wireless, Inc.
	7.500% 03/15/15	340,000	362,950
	8.000% 12/15/12	940,000	998,750
	9.625% 05/01/11	145,000	163,850
Telcordia Technologies
	10.000% 03/15/13(b)(i)	295,000	196,175
Triton PCS, Inc.
	8.500% 06/01/13	290,000	268,975

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
UbiquiTel Operating Co.	9.875% 03/01/11	170,000	184,450
Telecommunication Services Total			24,634,972
COMMUNICATIONS TOTAL			46,768,204
CONSUMER CYCLICAL – 12.1%
Airlines – 1.4%
Delta Air Lines, Inc.
	8.250% 12/27/07(g)	215,000	59,663
	8.300% 12/15/29(g)	2,075,000	596,562
	9.250% 03/15/22(g)	280,000	79,100
	9.750% 05/15/21(g)	1,535,000	433,637
	10.000% 08/15/08(g)	285,000	78,375
	10.125% 05/15/10(g)	1,705,000	481,662
	10.375% 02/01/11(g)	470,000	131,600
	10.375% 12/15/22(g)	275,000	77,688
Northwest Airlines, Inc.
	7.875% 03/15/08(g)	465,000	255,750
	8.700% 03/15/07(g)	35,000	19,338
	9.875% 03/15/07(g)	335,000	186,344
	10.000% 02/01/09(g)	2,560,000	1,376,000
Airlines Total			3,775,719
Apparel – 0.4%
Unifi, Inc.
	11.500% 05/15/14(b)	1,265,000	1,201,750
Apparel Total			1,201,750
Auto Parts & Equipment – 1.6%
Collins & Aikman Products Co.
	12.875% 08/15/12(b)(g)	620,000	775
Goodyear Tire & Rubber Co.
	6.375% 03/15/08	130,000	129,188
	6.625% 12/01/06	225,000	225,074
	7.954% 04/30/10(a)(c)(d)(i)	500,000	502,710
	8.500% 03/15/07	55,000	55,421
	11.250% 03/01/11(b)	905,000	997,762
Tenneco Automotive, Inc.
	8.625% 11/15/14	1,505,000	1,486,187
	10.250% 07/15/13	120,000	130,200
TRW Automotive, Inc.
	9.375% 02/15/13	720,000	766,800
Auto Parts & Equipment Total			4,294,117

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 1.0%
Isle of Capri Casinos, Inc.
	9.000% 03/15/12	70,000	73,062
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	895,000	877,100
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(b)(c)(e)	63,645	62,372
Warner Music Group
	7.375% 04/15/14	1,645,000	1,603,875
Entertainment Total			2,616,409
Leisure Time – 0.3%
Town Sports International, Inc.
	02/01/14(h) (11.000% 02/01/09)	1,154,000	947,723
Leisure Time Total			947,723
Lodging – 4.8%
Boyd Gaming Corp.
	6.750% 04/15/14	560,000	547,400
	7.750% 12/15/12	525,000	538,781
Caesars Entertainment, Inc.
	7.875% 03/15/10	685,000	712,400
	8.875% 09/15/08	430,000	450,425
	9.375% 02/15/07	935,000	944,350
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	665,000	682,456
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	805,000	842,231
Gaylord Entertainment Co.
	8.000% 11/15/13	455,000	462,962
Mandalay Resort Group
	9.500% 08/01/08	225,000	238,500
	10.250% 08/01/07	15,000	15,488
MGM Mirage
	6.000% 10/01/09	1,850,000	1,826,875
	8.500% 09/15/10	1,005,000	1,069,069
	9.750% 06/01/07	190,000	194,513
Mohegan Tribal Gaming Authority
	7.125% 08/15/14	235,000	233,825

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
MTR Gaming Group, Inc.	9.000% 06/01/12(b)	680,000	683,400
	9.750% 04/01/10	80,000	84,200
San Pasqual Casino
	8.000% 09/15/13(b)	40,000	40,700
Starwood Hotels & Resorts Worldwide, Inc.
	7.375% 05/01/07	255,000	256,594
	7.875% 05/01/12	985,000	1,034,250
Station Casinos, Inc.
	6.875% 03/01/16	2,265,000	2,123,437
	Lodging Total		12,981,856
Retail – 1.9%
Harry & David Holdings, Inc.
	9.000% 03/01/13	270,000	251,775
Jafra Cosmetics International, Inc./Distribuidora Comerical Jaffra SA de CV
	10.750% 05/15/11	175,000	187,688
Jean Coutu Group, Inc.
	8.500% 08/01/14	2,145,000	2,064,562
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	651,000	660,765
Toys R Us, Inc.
	7.625% 08/01/11	590,000	498,550
	8.750% 09/01/21	1,814,000	1,664,345
Retail Total			5,327,685
Textiles – 0.7%
INVISTA
	9.250% 05/01/12(b)	1,840,000	1,945,800
Textiles Total			1,945,800
CONSUMER CYCLICAL TOTAL			33,091,059
CONSUMER NON-CYCLICAL – 8.2%
Agriculture – 1.0%
Reynolds American, Inc.
	7.625% 06/01/16(b)	1,525,000	1,581,896
	7.750% 06/01/18(b)	1,020,000	1,065,000
Agriculture Total			2,646,896
Beverages – 0.6%
Constellation Brands, Inc.
	8.000% 02/15/08	575,000	587,937

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
	8.125% 01/15/12	1,000,000	1,033,750
Beverages Total			1,621,687
Commercial Services – 1.3%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	545,000	551,812
American Color Graphics, Inc.
	10.000% 06/15/10	130,000	89,700
Cardtronics, Inc.
	9.500% 08/15/13(b)	160,000	164,000
Chemed Corp.
	8.750% 02/24/11	300,000	311,250
Dollar Financial Group, Inc.
	9.750% 11/15/11	307,000	334,919
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	235,000	218,550
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(b)	410,000	383,350
Language Line Holdings, Inc.
	11.125% 06/15/12	325,000	316,063
Phoenix Color Corp.
	11.000% 02/01/09	110,000	105,600
Protection One Alarm Monitoring
	8.125% 01/15/09	430,000	417,100
Rent-Way, Inc.
	11.875% 06/15/10	220,000	255,200
Vertis, Inc.
	9.750% 04/01/09	170,000	171,488
Vertrue, Inc.
	9.250% 04/01/14	300,000	312,000
Commercial Services Total			3,631,032
Food – 1.7%
Chiquita Brands International, Inc.
	7.500% 11/01/14	1,210,000	1,046,650
	8.875% 12/01/15	695,000	641,138
Dean Foods Co.
	8.150% 08/01/07	795,000	805,931
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	385,000	385,481

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Swift & Co.
	10.125% 10/01/09	710,000	722,425
	12.500% 01/01/10	935,000	951,362
Food Total			4,552,987
Healthcare Services – 3.0%
Ameripath, Inc.
	10.500% 04/01/13	1,730,000	1,833,800
BHM Technology
	8.486% 07/21/13	1,490,000	1,452,750
Fisher Scientific International, Inc.
	6.125% 07/01/15	195,000	193,538
	6.750% 08/15/14	1,725,000	1,755,187
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	995,000	1,009,925
HCA, Inc.
	6.300% 10/01/12	140,000	118,475
Skilled Healthcare Group
	11.000% 01/15/14(b)	135,000	144,450
Triad Hospitals, Inc.
	7.000% 05/15/12	775,000	767,250
	7.000% 11/15/13	1,100,000	1,068,375
Healthcare Services Total			8,343,750
Household Products/Wares – 0.4%
ACCO Brands Corp.
	7.625% 08/15/15	455,000	440,213
Jarden Corp.
	9.750% 05/01/12	555,000	585,525
Household Products/Wares Total			1,025,738
Pharmaceuticals – 0.2%
Warner Chilcott Corp.
	Series B,
	7.852% 01/18/12(a)(c)(d)(i)	356,424	356,944
	Series C,
	7.860% 01/18/11(a)(c)(d)(i)	97,856	97,999
Warner Chilcott Dovobet Delay
	7.930% 01/01/12(a)(i)	16,520	16,537

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Warner Chilcott Dovonex Delayed Draw
	7.929% 01/21/12(a)(i)	82,601	82,683
Pharmaceuticals Total			554,163
CONSUMER NON-CYCLICAL TOTAL			22,376,253
DIVERSIFIED – 0.2%
Holding Companies – 0.1%
Kansas City Southern Railway
	9.500% 10/01/08	295,000	306,800
Holding Companies Total			306,800
Holding Companies-Diversified – 0.1%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	327,000	337,277
Holding Companies-Diversified Total			337,277
DIVERSIFIED TOTAL			644,077
ENERGY – 12.7%
Coal – 0.2%
Massey Energy Co.
	6.875% 12/15/13	740,000	669,700
Coal Total			669,700
Oil & Gas – 6.6%
Chaparral Energy, Inc.
	8.500% 12/01/15	1,060,000	1,052,050
Chesapeake Energy Corp.
	6.375% 06/15/15	1,565,000	1,494,575
	6.875% 11/15/20	185,000	174,825
	7.500% 09/15/13	735,000	746,025
	7.750% 01/15/15	550,000	561,000
Compton Petroleum Finance Corp.
	7.625% 12/01/13	395,000	381,175
El Paso Production Holding Co.
	7.750% 06/01/13	2,200,000	2,249,500
Forest Oil Corp.
	8.000% 12/15/11	350,000	362,250
Hilcorp Energy LP/Hilcorp Finance Co.
	9.000% 06/01/16(b)	550,000	567,875
	10.500% 09/01/10(b)	172,000	185,115
Mariner Energy, Inc.
	7.500% 04/15/13(b)	1,140,000	1,088,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Newfield Exploration Co.
	7.625% 03/01/11	25,000	25,781
Parker Drilling Co.
	9.625% 10/01/13	325,000	354,250
PetroHawk Energy Corp.
	9.125% 07/15/13(b)	405,000	407,025
Petroquest Energy, Inc.
	10.375% 05/15/12	615,000	638,062
Plains Exploration & Production Co.
	7.125% 06/15/14	1,395,000	1,457,775
	8.750% 07/01/12	130,000	137,475
Pogo Producing Co.
	6.625% 03/15/15	595,000	568,225
	6.875% 10/01/17	905,000	863,144
	8.250% 04/15/11	555,000	570,262
Pride International, Inc.
	7.375% 07/15/14	1,555,000	1,601,650
Tesoro Corp.
	6.625% 11/01/15(b)	415,000	399,438
Venoco, Inc.
	8.750% 12/15/11	235,000	226,188
Vintage Petroleum, Inc.
	8.250% 05/01/12	800,000	844,518
Whiting Petroleum Corp.
	7.000% 02/01/14	945,000	921,375
Oil & Gas Total			17,878,258
Oil & Gas Services – 1.0%
Allis-Chalmers Energy, Inc.
	9.000% 01/15/14(b)	1,135,000	1,137,837
Grant Prideco, Inc.
	6.125% 08/15/15	1,755,000	1,676,025
Oil & Gas Services Total			2,813,862
Pipelines – 4.9%
ANR Pipeline Co.
	7.375% 02/15/24	270,000	278,237
	8.875% 03/15/10	25,000	26,217
	9.625% 11/01/21	1,983,000	2,442,503
Atlas Pipeline Partners LP
	8.125% 12/15/15	330,000	335,775
Colorado Interstate Gas Co.
	6.800% 11/15/15	570,000	574,441

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
El Paso Corp.
	7.800% 08/01/31	105,000	107,625
El Paso Natural Gas Co.
	7.500% 11/15/26	4,435,000	4,639,498
	7.625% 08/01/10	295,000	303,850
	8.375% 06/15/32	115,000	131,652
	8.625% 01/15/22	115,000	131,571
MarkWest Energy Partners LP
	6.875% 11/01/14	1,155,000	1,085,700
	8.500% 07/15/16(b)	640,000	644,800
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	150,750
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	7.125% 06/15/14	115,000	117,300
Southern Natural Gas Co.
	7.350% 02/15/31	1,520,000	1,575,060
	8.000% 03/01/32	345,000	381,442
	8.875% 03/15/10	300,000	314,600
Pipelines Total			13,241,021
ENERGY TOTAL			34,602,841
FINANCIALS – 8.5%
Banks – 0.1%
Fremont General Corp.
	7.875% 03/17/09	355,000	349,675
Banks Total			349,675
Diversified Financial Services – 5.8%
Alamosa Delaware, Inc.
	11.000% 07/31/10	250,000	273,125
American Real Estate Partners LP/American Real Estate Finance Corp.
	7.125% 02/15/13	1,830,000	1,820,850
AMR Real Estate
	8.125% 06/01/12	490,000	502,250
Cedar Brakes LLC
	8.500% 02/15/14(b)	113,911	124,284
	9.875% 09/01/13(b)	239,395	268,075
Ford Motor Credit Co.
	7.375% 10/28/09	220,000	213,797

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	7.875% 06/15/10		305,000	297,033
General Motors Acceptance Corp.
	6.750% 12/01/14		3,660,000	3,573,093
	8.000% 11/01/31		4,160,000	4,349,617
LaBranche & Co., Inc.
	9.500% 05/15/09		425,000	443,062
	11.000% 05/15/12		2,155,000	2,305,850
MXEnergy Holdings, Inc.
	13.018% 08/01/11(a)(b)		740,000	721,500
Rainbow National Services LLC
	10.375% 09/01/14(b)		235,000	265,550
Vanguard Health Holding Co. LLC
	10/01/15(h) (11.250% 10/01/09)		655,000	471,600
	9.000% 10/01/14		155,000	150,350
Diversified Financial Services Total				15,780,036
Insurance – 0.4%
Crum & Forster Holdings Corp.
	10.375% 06/15/13		580,000	594,500
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18		105,000	88,725
	7.750% 07/15/37		260,000	215,800
	8.250% 10/01/15		40,000	37,000
	8.300% 04/15/26		15,000	12,900
First Mercury Financial Corp.
	13.405% 08/15/12(a)(b)		245,000	252,048
Lindsey Morden Group, Inc.
	7.000% 06/16/08	CAD	65,000	51,465
Lumbermens Mutual Casualty
	8.450% 12/01/97(b)(g)	USD	30,000	38
	9.150% 07/01/26(b)(g)		645,000	806
Insurance Total				1,253,282
Real Estate – 0.9%
CB Richard Ellis Services, Inc.
	Escrowed to Maturity,
	9.750% 05/15/10		279,000	297,833
LNR Property Corp.
	8.220% 07/12/09(a)(i)		205,000	205,129
	8.220% 07/12/11(a)(d)(i)		1,715,000	1,724,432
	8.470% 07/12/09(a)(i)		205,000	203,975
Real Estate Total				2,431,369

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 1.3%
Crescent Real Estate Equities LP
	7.500% 09/15/07	655,000	659,912
	9.250% 04/15/09	300,000	310,500
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	1,430,000	1,415,700
Trustreet Properties, Inc.
	7.500% 04/01/15	1,106,000	1,097,705
Real Estate Investment Trusts (REITs) Total			3,483,817
FINANCIALS TOTAL			23,298,179
INDUSTRIALS – 9.8%
Aerospace & Defense – 0.7%
BE Aerospace, Inc.
	8.875% 05/01/11	210,000	218,400
Sequa Corp.
	8.875% 04/01/08	940,000	977,600
	9.000% 08/01/09	715,000	758,794
Total Aerospace & Defense			1,954,794
Building Materials – 1.8%
Ainsworth Lumber Co., Ltd.
	7.250% 10/01/12	580,000	429,200
	9.499% 04/01/13(a)	270,000	210,600
Aleris International, Inc.
	7.875% 08/03/13	685,000	685,432
	9.625% 08/01/07	550,000	551,375
Dayton Superior Corp.
	10.750% 09/15/08	420,000	432,600
Panolam Industries International, Inc.
	10.750% 10/01/13(b)	735,000	742,350
Scranton Products, Inc.
	10.500% 07/01/13	1,035,000	1,053,112
	12.390% 07/01/12(a)	290,000	295,800
U.S. Concrete, Inc.
	8.375% 04/01/14	360,000	346,050
Building Materials Total			4,746,519
Electronics – 0.0%
Dresser, Inc.
	10.125% 04/15/11	50,000	52,438
Electronics Total			52,438

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 0.8%
Geo Sub Corp.
	11.000% 05/15/12	1,955,000	2,013,650
Environmental Control Total			2,013,650
Hand / Machine Tools – 0.0%
Thermadyne Holdings Corp.
	9.250% 02/01/14	70,000	60,550
Hand / Machine Tools Total			60,550
Machinery-Diversified – 0.1%
Cummins, Inc.
	9.500% 12/01/10	300,000	315,677
Machinery-Diversified Total			315,677
Metal Fabricate/Hardware – 0.3%
Metals USA, Inc.
	11.125% 12/01/15	225,000	246,375
Mueller Group, Inc.
	10.000% 05/01/12	162,000	175,972
Neenah Foundary Co.
	11.000% 09/30/10(b)	440,000	475,200
Metal Fabricate/Hardware Total			897,547
Miscellaneous Manufacturing – 1.1%
Amsted Industry
	10.250% 10/15/11(b)	400,000	428,000
Clarke American Corp.
	11.750% 12/15/13	1,270,000	1,314,450
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14(b)	1,235,000	1,253,525
Miscellaneous Manufacturing Total			2,995,975
Packaging & Containers – 3.0%
Berry Plastics Holding Corp.
	8.875% 09/15/14(b)	425,000	427,125
Crown Cork PLC
	7.000% 12/15/06	660,000	660,000
Graphic Packaging International Corp.
	8.500% 08/15/11	205,000	209,613
Jefferson Smurfit Corp.
	8.250% 10/01/12	400,000	383,000
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	730,000	748,250
	8.750% 11/15/12	2,625,000	2,769,375
	8.875% 02/15/09	633,000	650,407

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Illinois, Inc.
	7.350% 05/15/08	425,000	428,187
	7.500% 05/15/10	1,425,000	1,425,000
	8.100% 05/15/07	430,000	434,300
Packaging & Containers Total			8,135,257
Transportation – 1.9%
Bristow Group, Inc.
	6.125% 06/15/13	1,570,000	1,471,875
Stena AB
	7.500% 11/01/13	1,250,000	1,228,125
Teekay Shipping Corp.
	8.875% 07/15/11	2,210,000	2,331,550
TFM SA de CV
	12.500% 06/15/12	155,000	170,500
Transportation Total			5,202,050
Trucking & Leasing – 0.1%
Interpool, Inc.
	6.000% 09/01/14	265,000	241,150
Trucking & Leasing Total			241,150
INDUSTRIALS TOTAL			26,615,607
TECHNOLOGY – 2.2%
Computers – 1.6%
Sungard Data Systems, Inc.
	3.750% 01/15/09	330,000	308,550
	4.875% 01/15/14	795,000	687,675
	7.999% 12/13/12(a)(c)(d)(i)	544,500	547,952
	9.125% 08/15/13	2,635,000	2,727,225
Computers Total			4,271,402
Semiconductors – 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
	8.000% 12/15/14	260,000	157,950
	8.640% 12/15/11(a)	185,000	156,325
Semiconductors Total			314,275
Software – 0.5%
SS&C Technologies, Inc.
	11.750% 12/01/13	1,190,000	1,252,475

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Software – (continued)
UGS Corp.
	10.000% 06/01/12	200,000	216,000
Software Total			1,468,475
TECHNOLOGY TOTAL			6,054,152
UTILITIES – 6.1%
Electric – 6.1%
AES Corp.
	7.750% 03/01/14	2,140,000	2,225,600
	9.000% 05/15/15(b)	1,095,000	1,179,862
AES Eastern Energy LP
	9.000% 01/02/17	237,578	261,336
	9.670% 01/02/29	150,000	181,500
Calpine Corp.
	8.500% 07/15/10(b)(g)	6,049,000	6,086,806
	9.875% 12/01/11(b)(g)	150,000	150,750
CMS Energy Corp.
	6.875% 12/15/15	300,000	303,000
	8.500% 04/15/11	190,000	205,200
	9.875% 10/15/07	455,000	472,631
DPL, Inc.
	8.250% 03/01/07	370,000	373,437
Edison Mission Energy
	7.730% 06/15/09	930,000	955,575
Nevada Power Co.
	5.875% 01/15/15	775,000	771,510
	6.500% 04/15/12	200,000	206,167
NRG Energy, Inc.
	7.250% 02/01/14	465,000	461,513
	7.375% 02/01/16	910,000	904,313
PSEG Energy Holdings LLC
	8.625% 02/15/08	690,000	715,875
TECO Energy, Inc.
	6.750% 05/01/15	675,000	691,875
	7.000% 05/01/12	595,000	615,825
Electric Total			16,762,775
UTILITIES TOTAL			16,762,775
	Total Corporate Fixed-Income Bonds & Notes (cost of $232,360,829)		231,445,101

		Par ($)	Value ($)
Convertible Bonds – 1.7%
COMMUNICATIONS – 1.3%
Internet – 0.0%
At Home Corp.
	4.750% 12/15/06(e)(g)(j)	296,350	30
Internet Total			30
Telecommunication Services – 1.3%
Ciena Corp.
	3.750% 02/01/08	520,000	501,800
Lucent Technologies, Inc.
	8.000% 08/01/31	280,000	281,050
Nortel Networks Corp.
	4.250% 09/01/08	2,940,000	2,807,700
Telecommunication Services Total			3,590,550
COMMUNICATIONS TOTAL			3,590,580
CONSUMER CYCLICAL – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc.
	8.000% 06/03/23(b)(g)	155,000	44,175
	8.000% 06/03/23(g)	125,000	35,625
CONSUMER CYCLICAL TOTAL			79,800
CONSUMER NON-CYCLICAL – 0.1%
Health Care Services – 0.1%
Laboratory Corp. of America Holdings
	(k) 09/11/21	330,000	292,050
Health Care Services Total			292,050
CONSUMER NON-CYCLICAL TOTAL			292,050
FINANCIALS – 0.1%
Insurance – 0.1%
Conseco, Inc.
	(h)09/30/35(b) (3.500% 09/30/10)	210,000	216,037
Insurance Total			216,037

	Par ($)	Value ($)
Convertible Bonds – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
TECHNOLOGY – 0.1%
Semiconductors – 0.1%
LSI Logic Corp.
4.000% 11/01/06	345,000	343,275
Semiconductors Total		343,275
TECHNOLOGY TOTAL		343,275
Total Convertible Bonds (cost of $4,510,740)		4,521,742

		Shares
Preferred Stocks – 0.6%
COMMUNICATIONS – 0.1%
Media – 0.1%
	Haights Cross Communications, Inc. (b)(c)(d)(l)	6,600	290,400
	Ziff Davis Holdings, Inc. (b)(c)(l)	25	3,750
Media Total			294,150
Telecommunication Services – 0.0%
	Loral Skynet Corp., PIK,	421	83,989
Telecommunication Services Total			83,989
COMMUNICATIONS TOTAL			378,139
FINANCIALS – 0.3%
Real Estate Investment Trusts (REITs) – 0.3%
	Sovereign Real Estate Investment Corp. (b)(c)	675,000	951,750
Real Estate Investment Trusts (REITs) Total			951,750
FINANCIALS TOTAL			951,750
TECHNOLOGY – 0.2%
Software – 0.2%
	Quadramed Corp. (b)(c)(d)(l)	21,300	426,000
Software Total			426,000
TECHNOLOGY TOTAL			426,000
	Total Preferred Stocks (cost of $1,797,943)		1,755,889

		Shares	Value ($)
Common Stocks – 0.3%
HEALTH CARE – 0.0%
Health Care Technology – 0.0%
	Quadramed Corp. (b)(c)(l)	40,106	88,634
Health Care Technology Total			88,634
HEALTH CARE TOTAL			88,634
INDUSTRIALS – 0.0%
Road & Rail – 0.0%
	Quality Distribution, Inc. (l)	195	2,871
Road & Rail Total			2,871
INDUSTRIALS TOTAL			2,871
INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.1%
	Loral Space & Communications Ltd. (l)	5,248	138,127
Communications Equipment Total			138,127
Internet Software & Services – 0.1%
	Globix Corp. (c)(l)	57,820	268,863
Internet Software & Services Total			268,863
INFORMATION TECHNOLOGY TOTAL			406,990
MATERIALS – 0.0%
Paper & Forest Products – 0.0%
	Ainsworth Lumber Co., Ltd. (l)	3,600	39,937
Paper & Forest Products Total			39,937
MATERIALS TOTAL			39,937
TELECOMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
	Remote Dynamics, Inc. (l)	1,774	34
Wireless Telecommunication Services Total			34
TELECOMMUNICATION SERVICES TOTAL			34
UTILITIES – 0.1%
Gas Utilities – 0.1%
	Star Gas Partners LP (l)	102,599	255,472
Gas Utilities Total			255,472
UTILITIES TOTAL			255,472
	Total Common Stocks (cost of $455,001)		793,938

		Units	Value ($)
Warrants(l) – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(b)(e)(f)	125	—

		Par ($)	Value ($)*
Warrants(l) – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
UbiquiTel, Inc.	Expires 04/15/10(b)(c)(e)(f)	50	—
Telecommunication Services Total			—
Media – 0.0%
Haights Cross Communications, Inc.	Expires 12/10/11(b)(c)(e)(f)	10	—
Haights Cross Communications, Inc.	Prefered Warrants, Expires 10/12/11(b)(c)(e)	6,625	66
Ziff Davis Media, Inc., Series E	Expires 08/12/12(b)	6,630	67
Media Total			133
COMMUNICATIONS TOTAL			133
	Total Warrants (cost of $16,217)		133

		Shares
Convertible Preferred Stocks – 0.0%
COMMUNICATIONS – 0.0%
Internet – 0.0%
	Globix Corp. (b)(c)(e)(l)	9,378	43,608
Internet Total			43,608
COMMUNICATIONS TOTAL			43,608
	Total Convertible Preferred Stocks (cost of $27,009)		43,608

		Par ($)
Short-Term Obligation – 10.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a FNMA Bond maturing 04/18/36, market value of $30,340,338 (repurchase proceeds $29,757,890)	29,745,000	29,745,000

	Total Short-Term Obligation (cost of $29,745,000)		29,745,000

Value ($)*
Total Investments – 98.2% (cost of $268,912,739)(m)(n)	268,305,411

Other Assets & Liabilities, Net – 1.8%	4,843,129

Net Assets – 100.0%	273,148,540

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid except for the following, amounted to $39,781,040, which represents 14.6% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Haights Cross Communications, Inc.
Preferred Stocks	01/15/04 - 02/03/06	6,600	307,983	290,400
Haights Cross Communications, Inc.
Warrants: Expires 10/12/11	01/15/04 - 02/03/06	6,625	7	66
Warrants: Expires 12/10/11	01/15/04 - 02/03/06	10	—	—
Globix Corp.
Convertible Preferred Stocks	05/23/05	9,378	27,009	43,608
Quadramed Corp.
Preferred Stocks	06/16/04 – 02/01/06	21,300	500,250	426,000
Sovereign Real Estate Investment Corp.
Preferred Stocks	08/21/00-10/17/06	675,000	906,082	951,750
Globix Corp.
Corporate Fixed-Income Bonds & Notes : 11.000% 05/01/08	05/16/06	33,337	32,186	33,337
Quadramed Corp.
Common Stocks	04/26/04 - 02/01/06	40,106	64,024	88,634
UbiquiTel, Inc.
Warrants: Expires 04/15/10	04/11/00	50	50	—
United Artists Theatre Circuit, Inc
Corporate Fixed-Income Bonds & Notes :9.300% 07/01/15	01/27/03	63,645	61,544	62,372
Ziff Davis Holdings, Inc
Preferred Stocks	08/15/01 - 09/04/01	25	0	3,750

(c)	Illiquid Security.
(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At September 30, 2006, the value of these securities represent 1.6% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Goodyear Tire & Rubber Co.
7.954% 04/30/10	04/01/05	500,000	500,000	502,710
LNR Property Corp.
8.220% 07/12/11	06/29/06	1,715,000	1,715,000	1,724,432
Qwest Corp.
6.950% 06/30/10	06/05/03	350,000	346,892	353,941
Rogers Cable, Inc.
6.250% 06/15/13	05/19/04 -01/05/06	750,000	704,141	740,625
Sungard Data Systems, Inc.
7.999% 12/13/12	07/28/05	544,500	543,924	547,952
Warner Chilcott Corp:
7.852% 01/18/12	01/19/05	356,424	356,424	356,944
7.860% 01/18/11	01/19/05	97,856	97,856	97,999

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(f)	Security has no value.
(g)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At September 30, 2006, the value of these securities amounted to $10,094,724, which represents 3.8% of net assets.

(h)	Step bond. Shown parenthetically is the next interest rate to be paid.
(i)	Loan participation agreement.
(j)	Issuer is in default.
(k)	Zero coupon bond.
(l)	Non-income producing security.
(m)	Cost for federal income tax purposes is $269,836,712.
(n)	Net unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$5,297,370	$(6,828,671)	$(1,531,301)

At September 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
EUR	$326,071	$320,797	10/05/06	$5,274

Acronym	Name

CAD	Canadian Dollar
EUR	Euro Dollar
FNMA	Federal National Mortgage Association
PIK	Payment-In-Kind
USD	United States Dollar

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 27, 2006